Fees Summary	Aug. 16, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	44,280.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Net Fee	$ 44,280.00
Narrative - Max Aggregate Offering Price	$ 300,000,000.00
Final Prospectus	true